[Letterhead]

July 16, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:  Sun Life Assurance Company of Canada (U.S.) (“Sun Life”)
       Registration Statement on Form S-3 Pertaining to Compass G Contracts

Commissioners:

The enclosed Registration Statement on Form S-3 (“New Form S-3”) is conveyed herewith for filing pursuant to the Securities Act of 1933 (the "1933 Act").  The New Form S-3 is intended to register the continued offer and sale of certain market value adjusted interests (“MVAs”) that are now registered pursuant to a currently-effective registration statement on Form S-3 (File No. 333-133684).

I.  Purpose of the New Form S-3

      The sole purpose for filing the New Form S-3 is to satisfy the triennial re-filing requirement of Rule 415(a)(5) and (6) under the 1933 Act.

The MVAs that are the subject of the New Form S-3 are the same MVAs that are the subject of a currently-effective Form S-3 registration statement under File No. 333-133684 (the “Old Form S-3”).  Sun Life issues the MVAs pursuant to a form of annuity contract (“Contract”) that is sold to certain group benefit plans sponsored by an employer, an association, or another group. These are Sun Life’s “Compass G” Contracts.  For 1933 Act purposes, we treat the MVAs as “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although Contracts are no longer being actively marketed to new group benefit plan sponsors, the Contracts are available to new participants in the existing group benefit plans.  In addition, purchase payments continue to be made pursuant to new or existing Contracts, and some of those purchase payments may be allocated to MVAs.  Accordingly, Sun Life would like the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x);  therefore, Sun Life is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than July 17, 2009. The only reason that Sun Life is filing the New Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the New Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the New Form S-3 or 180 days after July 17, 2009.) Again, however, the New Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectus Contained in the New Form S-3

The New Form S-3 contains a revised prospectus for Sun Life’s Compass G Contracts, which is substantially the same as the prospectus dated May 1, 2009 that Sun Life filed earlier this year in connection with the Old Form S-3.  Pursuant to the enclosed filing, Sun Life has made only very minor changes in such May 1, 2009 prospectus.  In particular, we would note that Sun Life has reformatted some of the information in the prospectus “Fees and Expenses” table.  These changes in the Fees and Expenses table are solely for the purpose of conforming the format of the table to the format of the comparable tables in other similar currently-effective Sun Life annuity contract prospectuses, and Sun Life has not made any substantive change in the Fees and Expenses table.

Compass G offers not only the MVAs, discussed herein, but also certain variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein issued under the Contracts are registered, respectively, under the Investment Company Act of 1940 and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (File Nos. 811-03745 and 2-99958) (the “Form N-4”).  The above-mentioned May 1, 2009 prospectus and the prospectus contained in the New Form S-3 are “combined” prospectuses that each offer not only the MVAs but also the Variable Options. Accordingly, the May 1, 2009 prospectus was also filed earlier this year in connection with the Form N-4 (as well as in connection with the Old Form S-3).

III.  Proposed Timetable.

Sun Life plans to file a pre-effective amendment to the New Form S-3 shortly after receiving Commission Staff comments on the New Form S-3.  The pre-effective amendment will respond to Commission Staff comments, incorporate by reference the financial statements of Sun Life, add certain exhibits such as the consent of the independent auditors, and otherwise complete the registration statement.  Upon effectiveness of the New Form S-3, Sun Life also will file the definitive version of the prospectus in the Form N-4 pursuant to Rule 497.

IV.  Request for Selective Review

As discussed in part II, above, the prospectus contained in the New Form S-3 is almost the same as the prospectus that has previously been filed with the Commission in connection with the Old Form S-3 and the Form N-4. Accordingly, because the New Form S-3 will provide only very limited new material for review by the Commission staff, we request that the New Form S-3 be accorded selective review by the staff.

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel